Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details 1)
Federal income tax at statutory rate	21.00%	21.00%
Change in State Tax	0.00%	0.00%
Change in Valuation Allowance	(22.16%)	19.11%
Permanent Differences	(12.26%)	0.00%
State Tax	1.98%	5.50%
Other	11.44%	(45.61%)